Label	Element	Value
Hatteras Long / Short Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001171324_SupplementTextBlock
Hatteras Alternative Mutual Funds Trust (the “Trust”)

Supplement

December 15, 2015

to the

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund

Summary Prospectus, Prospectus and SAI

dated December 4, 2015

No Load | Class A | Class C | Class H | Institutional Class

(collectively, the “Funds”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Long / Short Debt Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
2. Changes in Fund Investment Objectives

On December 9, 2015, the Board approved a new investment objective for each of the Funds, as described in the table below.  The new investment objective for each Fund will go into effect on February 13, 2016, 60 days following this notice to shareholders.

Hatteras Long/Short Debt Fund
Current Investment Objective	New Investment Objective
The Hatteras Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.	The Hatteras Long/Short Debt Fund seeks long term capital appreciation.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
1. Change in Benchmark Indices

Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.

Hatteras Long/Short Debt Fund
	Old	New
Primary Benchmark	HFRX Relative Value: Fixed Income -Corporate Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	n/a	HFRX Relative Value: Fixed Income -Corporate Index

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.